Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	THOMPSON IM FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | Thompson LargeCap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPGX
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPMX
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund | Thompson Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THOPX